Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of inventory
	December 31, 2017	December 31, 2016
Raw materials and supplies	$1,811,749	$—
Work in process	334,322	—
Finished goods	60,499	—
Total inventories	$2,206,570	$—